Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Vessels (Note 8)	$ 1,629,570	$ 3,057,933
Assets under construction (Note 8)	106,513	228,429
Right-of-use assets (Note 8)	32,936	21,493
Other tangible assets (Note 8)	644	762
Intangible assets (Note 9)	14,194	15,746
Receivables (Note 11)	2,888	34,825
Investments in equity accounted investees (Note 26)	518	1,423
Deferred tax assets (Note 10)	280	1,403
Total non-current assets	1,787,543	3,362,014
Current assets
Bunker inventory (Note 12)	22,511	41,643
Trade and other receivables (Note 13)	307,111	366,789
Current tax assets	869	239
Cash and cash equivalents (Note 14)	429,370	179,929
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	759,861	588,600
Non-current assets held for sale (Note 3)	871,876	18,459
Total current assets	1,631,737	607,059
TOTAL ASSETS	3,419,280	3,969,073
Equity
Share capital (Note 15)	239,148	239,148
Share premium (Note 15)	1,466,529	1,678,336
Translation reserve	235	(24)
Hedging reserve (Note 15)	1,140	33,053
Treasury shares (Note 15)	(157,595)	(163,024)
Retained earnings	807,916	385,976
Equity attributable to owners of the Company	2,357,373	2,173,465
Non-current liabilities
Bank loans (Note 17)	362,235	1,264,243
Other notes (Note 17)	198,219	197,556
Other borrowings (Note 17)	71,248	71,011
Lease liabilities (Note 17)	3,363	5,824
Other payables (Note 19)	146	404
Employee benefits (Note 18)	1,669	1,635
Provisions (Note 22)	274	597
Total non-current liabilities	637,154	1,541,270
Current liabilities
Trade and other payables (Note 19)	124,013	90,469
Current tax liabilities	4,768	5,927
Bank loans (Note 17)	166,124	68,941
Other notes (Note 17)	3,733	0
Other borrowings (Note 17)	92,298	65,851
Lease liabilities (Note 17)	33,493	22,855
Provisions (Note 22)	324	295
Total current liabilities	424,753	254,338
TOTAL EQUITY and LIABILITIES	$ 3,419,280	$ 3,969,073